Finance Receivables - TDR Average Net Receivables Held for Investment and Sale (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	$ 245	$ 979	$ 1,135
TDR finance charges recognized	15	51	64
Individually evaluated for impairment (TDR finance receivables)	55	36
Personal Loans Held for Sale | Consumer
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	2	0
TDR finance charges recognized	0	0
Personal Loans Held for Sale | Personal Loans
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	2	0
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR net finance receivables	2	0
Real Estate Loans Held for Sale | Real Estate Loan
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	92	91
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR net finance receivables	92	91
Real Estate Loans Held for Sale | Real Estate Loans
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	91	250
TDR finance charges recognized	5	5
finance receivables Loans Held for Sale [Member] | Financing Receivable
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	94	91
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	93	250
TDR finance charges recognized	5	5
TDR net finance receivables	94	91
consumer loan held for investment [Member] | Personal Loans Held for Sale | Personal Loans
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	46	22
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR net finance receivables	46	22
Individually evaluated for impairment (TDR finance receivables)	17	1
Personal Loans
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	35	17	15
TDR finance charges recognized	3	2	1
Individually evaluated for impairment (TDR finance receivables)	17	1
SpringCastle Portfolio
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	12	5	0
TDR finance charges recognized	1	1	0
Individually evaluated for impairment (TDR finance receivables)	4	3
SpringCastle Portfolio | Spring Castle Portfolio Held for Investment | SpringCastle Portfolio
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	14	11
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR net finance receivables	13	10
Individually evaluated for impairment (TDR finance receivables)	4	3
Real Estate Loans Held for Investment
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	198	957	1,120
TDR finance charges recognized	11	48	$ 63
Real Estate Loans Held for Investment | Real Estate Loans Held for Sale | Real Estate Loan
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	200	196
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR net finance receivables	201	196
Individually evaluated for impairment (TDR finance receivables)	34	32
Finance Receivables Held for Investment | finance receivables Loans Held for Sale [Member] | Financing Receivable
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	260	229
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR net finance receivables	260	228
Individually evaluated for impairment (TDR finance receivables)	$ 55	$ 36